INVESTMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	$ 8,808	$ 8,878
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	138	56
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	500	179
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	28	32
Total fair value of available for sale securities that have been in an unrealized loss position	9,308	9,057
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	166	88
U.S. government-sponsored agency guaranteed
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	8,759	5,398
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	138	32
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	464	51
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	25	19
Total fair value of available for sale securities that have been in an unrealized loss position	9,223	5,449
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	163	51
Prime
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	15	27
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		1
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	5	40
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		5
Total fair value of available for sale securities that have been in an unrealized loss position	20	67
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position		6
Non-U.S. residential
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5	3,418
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		22
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	7	57
Total fair value of available for sale securities that have been in an unrealized loss position	12	3,475
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position		22
Commercial
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	29	35
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		1
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	24	31
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	3	8
Total fair value of available for sale securities that have been in an unrealized loss position	53	66
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	3	9
U.S. Treasury and federal agency securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	11,054	3,523
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	35	2
Total fair value of available for sale securities that have been in an unrealized loss position	11,054	3,523
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	35	2
U.S. Treasury
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	10,558	553
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	34
Total fair value of available for sale securities that have been in an unrealized loss position	10,558	553
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	34
Agency obligations
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	496	2,970
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1	2
Total fair value of available for sale securities that have been in an unrealized loss position	496	2,970
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	1	2
State and municipal securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	10	59
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		2
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	11,095	11,591
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,820	2,552
Total fair value of available for sale securities that have been in an unrealized loss position	11,105	11,650
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	1,820	2,554
Foreign government
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	22,806	33,109
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	54	211
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,910	11,205
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	76	193
Total fair value of available for sale securities that have been in an unrealized loss position	26,716	44,314
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	130	404
Corporate
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	1,420	2,104
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	8	24
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	225	203
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	18	29
Total fair value of available for sale securities that have been in an unrealized loss position	1,645	2,307
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	26	53
Asset-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	1,942	4,625
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	4	68
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	2,888	466
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	139	13
Total fair value of available for sale securities that have been in an unrealized loss position	4,830	5,091
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	143	81
Other debt securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months		164
Total fair value of available for sale securities that have been in an unrealized loss position		164
Marketable equity securities AFS
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	15	47
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1	5
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	764	1,457
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	144	190
Total fair value of available for sale securities that have been in an unrealized loss position	779	1,504
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	145	195
Total securities AFS
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	46,055	52,509
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	240	368
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	19,382	25,101
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	2,225	3,009
Total fair value of available for sale securities that have been in an unrealized loss position	65,437	77,610
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	2,465	3,377
Fixed-income investments
Available for Sale Securities Continuous Unrealized Loss Position
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	$ 2,082